Equity Compensation Plan (Tables)	12 Months Ended
Dec. 31, 2024
Equity Compensation Plan Arrangement [Abstract]
Summary of Company's Non-Vested Restricted Shares
A summary of the status of
the Company’s non-vested restricted
shares as of 2022, 2023 and 2024, is presented below:

	Number of restricted shares	Weighted average grant date fair value per non-vested share
Non-vested, January 1, 2022	—	—
Granted	190,476	5.25

Non-vested, December 31, 2022	190,476	5.25

Granted	1,585,311	2.42
Vested	(235,434)	(3.64)

Non-vested, December 31, 2023	1,540,353	2.58

Granted	426,253	3.60
Vested	(882,992)	(2.72)
Forfeited	(4,901)	(2.55)

Non-vested, December 31, 2024	1,078,713	2.87

Summary of the Company's Non-Vested Stock Option Activity and Related Information
The Company had no stock option activity during the year ended December 31, 2022. A summary of the Company’s non-vested stock
option activity and related information for the years ended December 31, 2023 and 2024, is as follows:

	December 31, 2024
	Option shares #	Weighted- Average Exercise Price $
Outstanding, January 1, 2023	—	—

Granted	631,250	1.60

Outstanding, December 31, 2023	631,250	1.60

Exercisable, December 31, 2023	—	—
Granted	111,000	3.60
Exercised	(296,875)	1.60

Outstanding, December 31, 2024	445,375	2.10

Exercisable , December 31, 2024	18,750	1.60